Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - Selling and Marketing Expense [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Sales and Marketing Expenses [Line items]
Payroll and related benefits (including share-based compensation)	$ 1,212	$ 1,423
Consulting and professional services	514	331
Travel	146	170
Conferences	109	140
Sales commissions	15	70
Advertising and promotion expenses	7	20
Others	143	142
Total	$ 2,146	$ 2,296